MD&A - UBS shares (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Shares [Line Items]
Par value of shares	$ 0.10
Equity attributable to shareholders	$ 88,845	$ 94,003
Shares issued	3,858,408,466	3,858,408,466